Financial Instruments - Summary of the covenant requirements and the Company's performance (Details) - Revolving Credit Facility Term Loan And Notes [Member]	Dec. 31, 2025	Dec. 31, 2024
Top Of Range [Member] | Requirement [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Senior secured net funded debt to EBITDA ratio	2.5
Bank-adjusted net debt to EBITDA ratio	4
Top Of Range [Member] | Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Senior secured net funded debt to EBITDA ratio	0.2	0.2
Bank-adjusted net debt to EBITDA ratio	1	1.5
Bottom Of Range [Member] | Requirement [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Interest coverage ratio	2.5
Bottom Of Range [Member] | Performance [Member]
Disclosure of covenant requirements and the Company's performance [Line Items]
Interest coverage ratio	4.4	4.5